Finance Receivables - Trouble Debt Restructured Finance Receivables (Details) (10-K) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Modifications [Line Items]
TDR net finance receivables	$ 255,000,000	$ 260,000,000
Allowance for TDR finance receivable losses		55,000,000	$ 36,000,000
Amount of commitments to lend additional funds on TDR finance receivables	0
OneMain Holdings Inc [Member]
Financing Receivable, Modifications [Line Items]
Allowance for TDR finance receivable losses		55,000,000	36,000,000
Amount of commitments to lend additional funds on TDR finance receivables		0
Credit Card Receivable [Member]
Financing Receivable, Modifications [Line Items]
Allowance for TDR finance receivable losses		0	0
Spring Castle Portfolio [Member]
Financing Receivable, Modifications [Line Items]
Allowance for TDR finance receivable losses		4,000,000	3,000,000
Spring Castle Portfolio [Member] | Spring Castle portfolio held for investment [Member]
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables		14,000,000
TDR net finance receivables		13,000,000
Allowance for TDR finance receivable losses		4,000,000
Residential Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Allowance for TDR finance receivable losses		34,000,000	32,000,000
Consumer Loan [Member]
Financing Receivable, Modifications [Line Items]
Allowance for TDR finance receivable losses		17,000,000	1,000,000
Consumer Loan [Member]
Financing Receivable, Modifications [Line Items]
TDR net finance receivables	117,000,000	46,000,000
Consumer Loan [Member] | Consumer Loan Held for sale [Member]
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables		2,000,000	0
TDR net finance receivables		2,000,000	0
Consumer Loan [Member] | Consumer loan held for investment [Member] | Consumer Loan Held for sale [Member]
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables		46,000,000	22,000,000
TDR net finance receivables		46,000,000	22,000,000
Allowance for TDR finance receivable losses		17,000,000	1,000,000
Financing Receivable [Member] | finance receivables Loans Held for Sale [Member]
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables		94,000,000	91,000,000
TDR net finance receivables		94,000,000	91,000,000
Financing Receivable [Member] | finance receivables loans Held for Investment [Member] | finance receivables Loans Held for Sale [Member]
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables		260,000,000	229,000,000
TDR net finance receivables		260,000,000	228,000,000
Allowance for TDR finance receivable losses		55,000,000	36,000,000
Real Estate Loan [Member]
Financing Receivable, Modifications [Line Items]
TDR net finance receivables	138,000,000	201,000,000
Real Estate Loan [Member] | Real Estate Loans Held for Sale [Member]
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables		92,000,000	91,000,000
TDR net finance receivables		92,000,000	91,000,000
Real Estate Loan [Member] | Real Estate Loans Held for Investment [Member] | Real Estate Loans Held for Sale [Member]
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables		200,000,000	196,000,000
TDR net finance receivables		201,000,000	196,000,000
Allowance for TDR finance receivable losses		34,000,000	32,000,000
Spring Castle Portfolio [Member]
Financing Receivable, Modifications [Line Items]
TDR net finance receivables	$ 0	$ 13,000,000
Spring Castle Portfolio [Member] | Spring Castle portfolio held for investment [Member]
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables			11,000,000
TDR net finance receivables			10,000,000
Allowance for TDR finance receivable losses			$ 3,000,000